Schedule of Investments (unaudited) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding Clo I Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 7.34%), 7.58%, 01/15/33(a)(b)	USD	250	$241,302
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(c)		1,844	971,897
Ajax Mortgage Loan Trust(a)
Series 2018-A, Class B, 0.00%, 04/25/58		444	227,425
Series 2018-B, Class B, 0.00%, 02/26/57		467	129,383
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.68%, 01/15/30(a)(b)		1,000	856,049
Anchorage Capital CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 7.07%, 10/13/30(a)(b)		3,050	2,910,034
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 5.97%, 04/20/31(a)(b)		1,000	842,598
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.49%, 07/25/30(a)(b)		2,000	1,689,197
Apres Static CLO Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 3.65%), 3.93%, 01/15/27(a)(b)		500	442,437
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 6.77%, 04/15/31(a)(b)		700	637,925
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.07%, 04/15/31(a)(b)		1,000	998,739
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 6.43%, 10/15/30(a)(b)		1,450	1,284,801
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		2,300	1,362,473
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 6.24%, 10/24/29(a)(b)		1,000	912,087
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 6.02%, 04/20/31(a)(b)		1,500	1,200,660
Benefit Street Partners CLO XVIII Ltd., Series 2019- 18A, Class E, (3 mo. LIBOR US + 6.90%), 7.18%, 10/15/32(a)(b)		1,000	943,920
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 6.98%, 07/15/32(a)(b)		250	234,525
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.97%, 10/20/32(a)(b)		250	250,838
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.92%, 01/17/28(a)(b)		250	233,242
CarVal CLO II Ltd.(a)(b)
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.42%, 04/20/32		250	249,995
Series 2019-1A, Class E, (3 mo. LIBOR US + 6.75%), 7.02%, 04/20/32		825	787,961
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.71%, 07/20/32(a)(b)		2,200	2,038,679
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3 mo. LIBOR US + 5.35%), 5.62%, 04/20/31(a)(b)		2,000	1,696,293
CFMT LLC(a)(c)(d)
Series 2019-HB1, Class M4, 4.49%, 12/25/29		250	198,750
Series 2019-HB1, Class M5, 6.00%, 12/25/29		250	225,000
Deer Creek Clo Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.35%), 6.62%, 10/20/30(a)(b)		1,000	905,059
Elmwood CLO II Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.80%), 7.07%, 04/20/31(a)(b)		500	474,453

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)	USD	1,425	$1,385,729
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.23%, 10/15/30(a)(b)		550	524,590
Goldentree Loan Management US Clo 2 Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 4.97%, 11/28/30(a)(b)		1,500	1,279,956
GoldenTree Loan Opportunities IX Ltd., Series 2014- 9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.93%, 10/29/29(a)(b)		500	455,210
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.92%, 04/20/29(a)(b)		700	649,753
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 5.42%, 07/18/31(a)(b)		1,120	943,578
JP Morgan Mortgage Acquisition Corp., Series 2006- FRE2, Class M2, (1 mo. LIBOR US + 0.36%), 0.51%, 02/25/36(b)		2,788	2,322,203
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.80%, 01/20/33(a)(b)		500	461,725
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.52%, 01/20/29(a)(b)		1,270	1,229,388
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.23%, 04/15/29(a)(b)		1,250	1,026,306
Series 2018-30X, Class E, 5.23%, 04/15/29		250	205,261
Madison Park Funding XXXII Ltd., Series 2018-32A, Class E, (3 mo. LIBOR US + 7.10%), 7.36%, 01/22/31(a)(b)		250	240,827
Mariner CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.16%, 04/30/32(a)(b)		250	235,563
Mariner Finance Issuance Trust(a)
Series 2019-AA, Class D, 5.44%, 07/20/32		2,500	2,338,827
Series 2020-AA, Class D, 5.75%, 08/21/34		250	242,261
MCM Trust, Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)		2,565	1,808,484
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(a)		378	371,412
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(c)		1,500	1,500,298
OCP CLO Ltd.(a)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.26%, 04/24/29(b)		600	569,603
Series 2019-16A, Class E, 6.89%, 01/20/32		250	231,814
Series 2019-17A, Class E, (3 mo. LIBOR US + 6.66%), 6.93%, 07/20/32(b)		1,000	936,930
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.02%, 07/20/30		250	233,951
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 6.02%, 07/20/30		250	224,282
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.87%, 07/16/31		1,500	1,335,879
Park Avenue Institutional Advisers CLO Ltd.,
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.11%, 08/23/31(a)(b)		2,000	1,707,152

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 5.27%, 07/20/28(a)(b)	USD	250		$234,526
Rockford Tower CLO Ltd.(a)
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 04/15/29(b)		2,000		1,785,082
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.53%, 10/15/29(b)		1,150		1,000,174
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.92%, 10/20/30(b)		970		899,847
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 6.02%, 10/20/30(b)		1,000		850,479
Series 2017-3A, Class SUB, 0.00%, 10/20/30(c)		350		171,256
Series 2018-1A, Class SUB, 0.00%, 05/20/31(c)		350		166,275
Series 2018-2A, Class SUB, 0.00%, 10/20/31(c)		350		163,217
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(a)(d)		—	(e)	497,614
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 4.35%, 10/25/32(a)(b)		2,250		2,190,191
Strata CLO I Ltd.(a)
Series 2018-1A, Class E, (3 mo. LIBOR US + 7.08%), 7.36%, 01/15/31(b)		500		430,347
Series 2018-1A, Class USUB, 0.00%, 01/15/18(c)		1,750		994,240
Sun Country, 7.00%, 12/15/23(d)		672		551,396
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 6.02%, 07/17/31(a)(b)		250		220,428
TICP CLO VI Ltd., Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.40%), 6.68%, 01/15/29(a)(b)		1,500		1,411,927
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(b)		500		436,540
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 5.78%, 01/15/31(a)(b)		2,750		2,480,496
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.99%, 07/25/31(a)(b)		1,900		1,668,087
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.00%, 01/20/33(a)(c)		500		377,565
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.89%, 07/25/26(a)(b)		350		327,985
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.52%, 07/20/28(a)(b)		750		718,902
York CLO 1 Ltd., Series 2014-1A, Class DRR, 3.27%, 10/22/29(a)		250		235,311
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.91%, 01/22/31(a)(b)		500		404,898

Total Asset-Backed Securities — 18.7% (Cost: $70,954,897)				63,623,487

		Shares

Common Stocks

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(d)(f)		400		15,533

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		4,000		31,800

Security		Shares	Value

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(f)		6,935	$388,776

Oil, Gas & Consumable Fuels — 0.1%
CA Resources Corp.(g)		17,987	233,831

Total Common Stocks — 0.2% (Cost: $561,150)			669,940

		Par (000)

Corporate Bonds

Aerospace & Defense — 1.3%
Arconic, Inc., 6.75%, 01/15/28(h)	USD	1,209	1,332,922
Embraer Netherlands Finance BV, 6.95%, 01/17/28(a)		241	243,649
Rolls-Royce PLC
0.88%, 05/09/24	EUR	100	101,570
1.63%, 05/09/28		100	93,754
TransDigm, Inc.(h)
6.50%, 05/15/25	USD	1,330	1,325,844
6.25%, 03/15/26(a)		1,163	1,214,515

			4,312,254

Airlines — 0.4%
American Airlines Group, Inc.(d)
3.93%, 12/15/24		268	233,960
4.87%, 04/22/25		345	291,006
Avianca Holdings SA, 9.00%, 05/10/23(a)(f)(i)		2,508	393,443
Gol Finance SA, 7.00%, 01/31/25(a)(h)		500	348,509

			1,266,918

Auto Components — 0.2%
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(a)(h)		79	82,835
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(j)	EUR	113	132,731
ZF Finance GmbH
3.00%, 09/21/25		100	114,018
3.75%, 09/21/28		200	226,869

			556,453

Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(h)	USD	612	636,626
Nissan Motor Co. Ltd., 3.20%, 09/17/28	EUR	100	118,168

			754,794

Banks — 0.2%
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(k)(l)	USD	200	200,000
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	198,812
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)(h)		432	455,355

			854,167

Beverages — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	250	323,304
Ball Corp., 0.88%, 03/15/24	EUR	100	115,172
Central American Bottling Corp.
5.75%, 01/31/27	USD	425	440,429
5.75%, 01/31/27(a)(h)		100	103,630

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Crown European Holdings SA, 0.75%, 02/15/23	EUR	100	$114,281
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24		200	228,015
5.50%, 04/15/24(a)(h)	USD	1,092	1,095,866
OI European Group BV, 2.88%, 02/15/25	EUR	100	115,226
Silgan Holdings, Inc.
3.25%, 03/15/25		100	118,387
2.25%, 06/01/28		100	114,021

			2,768,331

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26		300	352,284
Standard Industries, Inc., 4.75%, 01/15/28(a)(h)	USD	46	47,725
US Concrete, Inc., 6.38%, 06/01/24(h)		27	27,844

			427,853

Capital Markets — 0.2%
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(j)	EUR	470	553,807

Chemicals — 1.5%
Arkema SA, (5 year EUR Swap + 2.87%), 2.75%(k)(l)		700	837,334
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25		100	117,157
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(l)	USD	497	500,262
ELM BV for Firmenich International SA, (5 year EUR Swap + 4.39%), 3.75%(k)(l)	EUR	150	183,606
Equate Petrochemical BV, 4.25%, 11/03/26(a)(h)	USD	457	478,904
NOVA Chemicals Corp., 4.88%, 06/01/24(a)(h)		1,407	1,396,905
OCI NV, 5.00%, 04/15/23	EUR	300	359,805
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(a)(h)	USD	1,000	1,160,312
Rock International Investment Co., 6.63%, 03/27/20(f)(i)		550	165,000

			5,199,285

Commercial Services & Supplies — 1.1%
AMN Healthcare, Inc., 4.63%, 10/01/27(a)		210	215,250
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)(h)		1,152	1,206,720
United Rentals North America, Inc., 4.88%, 01/15/28(h)		1,396	1,465,800
Verisure Holding AB
3.50%, 05/15/23	EUR	271	319,037
3.88%, 07/15/26		100	117,304
Verisure Midholding AB, 5.75%, 12/01/23		300	351,152

			3,675,263

Construction & Engineering — 0.0%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(k)(l)		100	109,934

Construction Materials — 0.2%
KAR Auction Services, Inc., 5.13%, 06/01/25(a)(h)	USD	816	815,984

Consumer Discretionary — 0.2%
Amadeus IT Group SA, 1.88%, 09/24/28	EUR	300	343,331
Q-Park Holding I BV
1.50%, 03/01/25		100	106,680
(3 mo. Euribor + 2.00%), 2.00%, 03/01/26(b)		100	105,361
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		100	119,295

			674,667

Security		Par (000)	Value

Consumer Finance — 0.2%
Muthoot Finance Ltd., 6.13%, 10/31/22(a)(h)	USD	453	$459,936
Refinitiv US Holdings, Inc., 4.50%, 05/15/26	EUR	200	245,075

			705,011

Containers & Packaging — 0.6%
Berry Global, Inc., 1.00%, 01/15/25		100	112,516
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(a)(h)	USD	610	620,980
Suzano Austria GmbH, 7.00%, 03/16/47(a)(h)		1,000	1,173,460

			1,906,956

Diversified Financial Services — 1.1%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	310	377,360
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)(h)	USD	1,144	817,960
Barclays PLC, (5 year EUR Swap + 2.45%), 2.63%, 11/11/25(l)	EUR	200	234,655
Cabot Financial Luxembourg II SA, (3 mo. Euribor + 6.38%), 6.38%, 06/14/24(b)		100	116,966
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	200	260,220
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(h)(k)(l)	USD	600	663,000
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	200	216,200
Intrum AB, 2.75%, 07/15/22		10	11,693
Manappuram Finance Ltd., 5.90%, 01/13/23	USD	200	195,625
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		400	397,000
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		261	238,978
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		200	188,062
5.10%, 07/16/23		200	183,438

			3,901,157

Diversified Telecommunication Services — 1.5%
Axtel SAB de CV, 6.38%, 11/14/24(a)(h)		1,000	1,038,750
Level 3 Financing, Inc.(a)(h)
4.25%, 07/01/28		575	583,809
3.63%, 01/15/29		460	454,250
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)(j)		1,028	987,683
SoftBank Group Corp.
4.00%, 04/20/23	EUR	210	254,339
4.75%, 07/30/25		200	249,732
Telecom Italia Capital SA, 6.38%, 11/15/33(h)	USD	1,239	1,474,410

			5,042,973

Education — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	204,500

Electric Utilities — 1.2%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)		200	235,819
EDP - Energias de Portugal SA, (5 year EUR Swap + 4.29%), 4.50%, 04/30/79(l)	EUR	500	632,383
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)(h)	USD	505	504,293
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 07/17/49(h)		250	275,391
PG&E Corp., 5.00%, 07/01/28(h)		390	378,300

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Talen Energy Supply LLC(a)(h)
7.25%, 05/15/27	USD	1,591	$1,585,622
6.63%, 01/15/28		675	653,906

			4,265,714

Electrical Equipment — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22(h)		200	48,375

Energy Equipment & Services(a) — 0.4%
Pioneer Energy Services Corp.(d)(j)
(11.00% PIK), 11.00%, 05/15/25		166	132,730
(5.00% PIK), 5.00%, 11/15/25(m)		112	60,530
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(h)		1,195	1,099,363

			1,292,623

Equity Real Estate Investment Trusts (REITs) — 1.4%
Fortune Star BVI Ltd.
6.75%, 07/02/23		200	206,250
6.85%, 07/02/24		400	412,000
Hyatt Hotels Corp., 5.38%, 04/23/25		224	241,148
Marriott International, Inc.
4.63%, 06/15/30		106	113,520
3.50%, 10/15/32(h)		508	504,122
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		555	571,650
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24(h) .		1,895	2,009,231
Service Properties Trust
4.50%, 06/15/23(h)		512	502,108
7.50%, 09/15/25		58	61,637
Wyndham Destinations, Inc., 6.63%, 07/31/26(a)		189	197,998

			4,819,664

Food & Staples Retailing — 0.6%
BRF GmbH, 4.35%, 09/29/26		200	206,813
Cydsa SAB de CV, 6.25%, 10/04/27(a)(h)		1,000	1,007,812
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)(h)		800	772,500
Picard Groupe SAS, (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(b)	EUR	100	113,723

			2,100,848

Food Products(a)(h) — 0.7%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28	USD	43	46,655
MHP Lux SA, 6.25%, 09/19/29		1,000	950,000
Minerva Luxembourg SA, 6.50%, 09/20/26		1,300	1,350,375

			2,347,030

Health Care Providers & Services — 1.7%
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(a)		55	56,568
DaVita, Inc., 4.63%, 06/01/30(a)(h)		890	911,627
HCA, Inc., 3.50%, 09/01/30(h)		1,210	1,232,845
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25	EUR	100	118,103
Select Medical Corp., 6.25%, 08/15/26(a)(h)	USD	780	811,200
Tenet Healthcare Corp.(a)
4.63%, 09/01/24(h)		901	908,316
4.88%, 01/01/26(h)		1,488	1,515,022
4.63%, 06/15/28		49	49,706
Universal Health Services, Inc., 2.65%, 10/15/30(a)		137	136,351

			5,739,738

Hotels, Restaurants & Leisure — 2.7%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(a)		12	12,304

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.
8.63%, 06/01/25(a)	USD	82	$89,895
4.75%, 12/01/27(h)		443	434,694
Caesars Entertainment, Inc.(a)(h)
6.25%, 07/01/25		486	507,989
8.13%, 07/01/27		314	332,840
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)		144	148,500
Carlson Travel, Inc., 6.75%, 12/15/25(a)(h)		2,704	2,041,520
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)		220	226,600
Cirsa Finance International Sarl, 7.88%, 12/20/23(a)(h)		400	369,000
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	104	130,857
Golden Entertainment, Inc., 7.63%, 04/15/26(a)(h)	USD	274	270,575
International Game Technology PLC, 6.50%, 02/15/25(a)(h)		1,150	1,223,312
IRB Holding Corp., 7.00%, 06/15/25(a)		151	161,004
Ladbrokes Group Finance PLC, 5.13%, 09/16/22	GBP	26	34,666
MGM China Holdings Ltd., 5.88%, 05/15/26	USD	300	310,500
Scientific Games International, Inc., 7.00%, 05/15/28(a)(h)		464	465,136
SeaWorld Parks & Entertainment, Inc.(a)
8.75%, 05/01/25		669	707,467
9.50%, 08/01/25		310	322,078
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	81,396
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25	GBP	100	119,350
Studio City Finance Ltd., 7.25%, 02/11/24(h)	USD	300	309,315
Wynn Macau Ltd., 5.50%, 01/15/26		400	394,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)(h)		482	459,105

			9,152,703

Household Durables — 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(a)(h)
9.88%, 04/01/27		602	662,200
6.63%, 01/15/28		495	497,475
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(a)(h)		541	545,558
Century Communities, Inc., 6.75%, 06/01/27(h)		110	116,050
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)(h)		1,000	1,117,700
Forestar Group, Inc., 8.00%, 04/15/24(a)(h)		1,495	1,580,962
M/I Homes, Inc., 4.95%, 02/01/28(h)		510	525,300
PulteGroup, Inc.(h)
5.50%, 03/01/26		500	570,000
7.88%, 06/15/32		1,138	1,564,750
Taylor Morrison Communities, Inc.(a)(h)
5.88%, 06/15/27		647	711,700
5.75%, 01/15/28		2,269	2,467,537
TRI Pointe Group, Inc.
5.25%, 06/01/27(h)		505	539,088
5.70%, 06/15/28		38	41,610
William Lyon Homes, Inc., 6.63%, 07/15/27(a)(h)		1,489	1,596,130

			12,536,060

Household Products — 0.0%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23(a)		89	90,224

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp.(a)(h)
5.25%, 06/01/26	USD	1,406	$1,460,665
4.50%, 02/15/28		1,365	1,397,951
5.13%, 03/15/28		722	747,270
China Shuifa Singyes Energy Holdings Ltd., (2.00% Cash or 4.00% PIK), 6.00%, 12/19/22(j)		214	194,344
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		300	310,500
Neerg Energy Ltd., 6.00%, 02/13/22(h)		600	598,688
ReNew Power Synthetic, 6.67%, 03/12/24(h)		500	515,625

			5,225,043

Insurance(l) — 0.7%
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(k)		400	429,000
ASR Nederland NV, (5 year EUR Swap + 4.00%), 3.38%, 05/02/49	EUR	400	500,407
Assicurazioni Generali SpA, (3 mo. Euribor + 5.35%), 5.00%, 06/08/48		500	674,892
AXA SA, (3 mo. LIBOR GBP + 3.27%), 5.63%, 01/16/54	GBP	400	637,259

			2,241,558

Interactive Media & Services — 0.2%
21Vianet Group, Inc., 7.88%, 10/15/21	USD	200	204,250
United Group BV
4.88%, 07/01/24	EUR	430	509,195
(3 mo. Euribor + 3.25%), 3.25%, 02/15/26(b)		100	110,536

			823,981

Internet Software & Services — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25(a)(h)	USD	416	458,810

Machinery — 0.2%
KION Group AG, 1.63%, 09/24/25	EUR	200	234,677
Vertical Midco GmbH
4.38%, 07/15/27		115	136,922
(3 mo. Euribor + 4.75%), 4.75%, 07/15/27(b)		173	203,329
Vertical US Newco, Inc., 5.25%, 07/15/27(a)	USD	274	284,759

			859,687

Media — 2.1%
Altice Financing SA, 2.25%, 01/15/25	EUR	180	201,945
Banijay Entertainment SASU, 3.50%, 03/01/25		121	138,131
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)(h)	USD	738	708,664
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)(h)		1,831	1,295,432
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(k)(l)		200	198,812
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(a)(h)		733	769,929
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	300	385,402
SES SA, (5 year EUR Swap + 5.40%), 5.63%(k)(l)	EUR	800	990,692
Sirius XM Radio, Inc.(a)(h)
5.00%, 08/01/27	USD	70	72,975
5.50%, 07/01/29		66	70,785
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	200	229,847
TEGNA, Inc., 4.63%, 03/15/28(a)(h)	USD	301	294,318
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	259	297,591
Ziggo BV, 5.50%, 01/15/27(a)(h)	USD	1,300	1,361,750

			7,016,273

Metals & Mining — 1.8%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		300	307,498
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	205,165

Security		Par (000)	Value

Metals & Mining (continued)
Commercial Metals Co.(h)
4.88%, 05/15/23	USD	181	$188,240
5.75%, 04/15/26		51	53,040
5.38%, 07/15/27		1,374	1,449,158
HTA Group Ltd., 7.00%, 12/18/25(a)		415	432,637
Nexa Resources SA, 5.38%, 05/04/27(a)(h)		2,000	2,082,500
thyssenkrupp AG
1.88%, 03/06/23	EUR	127	138,925
2.88%, 02/22/24		145	159,422
Usiminas International Sarl, 5.88%, 07/18/26(a)(h)	USD	200	203,687
Vale Overseas Ltd., 3.75%, 07/08/30		275	282,494
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		230	180,622
Vedanta Resources Ltd., 7.13%, 05/31/23		270	206,212
Yankuang Group Cayman Ltd., 4.75%, 11/30/20(h)		210	210,519

			6,100,119

Multiline Retail — 0.1%
Hipercor SA, 3.88%, 01/19/22	EUR	200	239,876

Oil, Gas & Consumable Fuels — 5.7%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(n)	USD	713	532,404
Buckeye Partners LP, 4.13%, 03/01/25(a)		195	185,250
Callon Petroleum Co., 6.25%, 04/15/23(h)		1,458	466,560
Centennial Resource Production LLC(a)(h)
5.38%, 01/15/26		1,841	736,400
6.88%, 04/01/27		127	51,752
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(h)		890	990,696
Cheniere Energy Partners LP, 4.50%, 10/01/29(h)		335	343,633
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(a)(j)(m)		1,682	1,680,922
Chesapeake Energy Corp., 11.50%, 01/01/25(a)(f)(i)		868	117,180
Citgo Holding, Inc., 9.25%, 08/01/24(a)		306	291,465
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		54	50,895
eG Global Finance PLC
3.63%, 02/07/24	EUR	337	381,807
4.38%, 02/07/25		211	233,781
6.25%, 10/30/25		100	116,717
Geopark Ltd., 6.50%, 09/21/24(a)(h)	USD	519	487,860
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24		200	197,466
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22(d)		903	678,739
Hilong Holding Ltd., 8.25%, 09/26/22(f)(i)		200	99,750
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	201,562
Infrastrutture Wireless Italiane SpA, 1.88%, 07/08/26	EUR	100	118,796
Leviathan Bond Ltd., 5.75%, 06/30/23(a)	USD	330	339,900
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		200	191,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(a) .		123	125,460
Neptune Energy Bondco PLC, 6.63%, 05/15/25(a)(h)		200	178,384
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(h)		1,032	1,313,636
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)(h)		393	402,833
Petrobras Global Finance BV(h)
6.00%, 01/27/28		699	774,003
5.60%, 01/03/31		689	735,997
7.25%, 03/17/44		450	511,931
Petroleos Mexicanos(h)
6.88%, 08/04/26		950	914,280

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
6.50%, 03/13/27	USD	543	$506,582
6.50%, 01/23/29		400	358,168
Puma International Financing SA, 5.13%, 10/06/24(a)		1,000	884,999
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)(h)		1,000	1,030,800
Santos Finance Ltd., 5.25%, 03/13/29(h)		400	440,423
SM Energy Co., 10.00%, 01/15/25(a)		320	304,000
Stoneway Capital Corp.(f)(i)
10.00%, 03/01/27(a)		1,948	783,575
10.00%, 03/01/27		691	277,813
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27(h)		27	27,743
Transocean Guardian Ltd., 5.88%, 01/15/24(a)(h)		189	121,750
Ultrapar International SA, 5.25%, 06/06/29(a)		490	508,834
WPX Energy, Inc., 5.88%, 06/15/28		34	35,530
YPF SA, 8.50%, 03/23/25(a)(h)		224	175,840
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		385	385,000

			19,292,116

Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., 4.50%, 05/15/23	EUR	100	116,150
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		100	112,848
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(a)	USD	82	85,588
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	207,875
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	221	252,323
Rossini Sarl
6.75%, 10/30/25		300	369,498
(3 mo. Euribor + 3.88%), 3.88%, 10/30/25(b)		100	114,900
Synlab Bondco PLC, (3 mo. Euribor + 4.75%), 4.75%, 07/01/25(b)		137	162,336

			1,421,518

Producer Durables: Miscellaneous — 0.0%
Boxer Parent Co., Inc., 6.50%, 10/02/25		100	120,894

Real Estate Management & Development — 5.9%
ADO Properties SA, 3.25%, 08/05/25		200	236,336
Agile Group Holdings Ltd., 5.75%, 01/02/25	USD	500	490,000
Alam Synergy Pte Ltd., 11.50%, 04/22/21(h)		131	96,354
Central China Real Estate Ltd.
6.75%, 11/08/21(h)		200	200,838
7.25%, 07/16/24		200	194,500
7.25%, 08/13/24		200	193,500
CFLD Cayman Investment Ltd.
8.63%, 02/28/21(h)		200	200,000
8.60%, 04/08/24		400	370,375
China Aoyuan Group Ltd.
7.95%, 02/19/23		400	414,000
6.35%, 02/08/24		200	198,500
China Evergrande Group
4.25%, 02/14/23	HKD	6,000	719,570
7.50%, 06/28/23(h)	USD	200	159,125
12.00%, 01/22/24		400	350,750
10.50%, 04/11/24		200	160,500
China SCE Group Holdings Ltd.
8.75%, 01/15/21(h)		200	201,000
7.45%, 04/17/21		500	502,445
7.25%, 04/19/23		200	203,062
CIFI Holdings Group Co. Ltd.
7.63%, 02/28/23		200	208,687
5.95%, 10/20/25		400	401,375

Security		Par (000)	Value

Real Estate Management & Development (continued)
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25	USD	200	$221,750
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	100	107,760
Easy Tactic Ltd.
9.13%, 07/28/22(h)	USD	200	185,750
8.63%, 02/27/24		300	257,531
Excel Capital Global Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 9.34%), 7.00%(k)(l)		500	506,080
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21(h)		200	198,813
7.38%, 10/04/21		400	393,000
9.25%, 07/28/23		200	189,813
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(h)		750	749,625
Global Prime Capital Pte Ltd., 7.25%, 04/26/21(h)		200	201,944
Greenland Global Investment Ltd., (3 mo. LIBOR US + 4.85%), 5.08%, 09/26/21(b)		300	295,500
Howard Hughes Corp.(a)
5.38%, 03/15/25		260	264,186
5.38%, 08/01/28(h)		981	980,500
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	79,750
Jingrui Holdings Ltd., 9.45%, 04/23/21(h)		200	196,063
Kaisa Group Holdings Ltd.
11.95%, 10/22/22(h)		200	206,500
9.75%, 09/28/23		200	194,063
9.38%, 06/30/24(h)		400	375,500
KWG Group Holdings Ltd.
7.40%, 03/05/24		200	205,562
5.95%, 08/10/25		270	263,250
Logan Group Co. Ltd., 6.50%, 07/16/23		200	203,687
New Metro Global Ltd., 6.50%, 04/23/21(h)		500	502,445
No Va Land Investment Group Corp., 5.50%, 04/27/23(m)		600	608,874
Powerlong Real Estate Holdings Ltd.
6.95%, 04/17/21		300	301,473
7.13%, 11/08/22		200	206,000
Redsun Properties Group Ltd., 10.50%, 10/03/22		200	205,687
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	205,937
Series 2019-A, 6.00%, 09/04/25		515	511,137
Ronshine China Holdings Ltd.
8.75%, 10/25/22		200	203,500
8.95%, 01/22/23		200	204,375
7.35%, 12/15/23		200	194,938
Scenery Journey Ltd., 11.50%, 10/24/22		1,086	982,830
Seazen Group Ltd.
7.50%, 01/22/21(h)		200	200,938
6.00%, 08/12/24		200	199,000
Shui On Development Holding Ltd., 6.15%, 08/24/24		240	240,000
Summit Properties Ltd., 2.00%, 01/31/25	EUR	100	110,278
Sunac China Holdings Ltd.
6.50%, 07/09/23	USD	200	194,500
6.65%, 08/03/24		300	288,730
7.00%, 07/09/25		200	192,990
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	174,875
Times China Holdings Ltd., 6.20%, 03/22/26		400	393,500
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	192,750
Yango Justice International Ltd.
10.00%, 02/12/23		250	260,859
9.25%, 04/15/23		200	205,312

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24	USD	200	$209,500
Yuzhou Group Holdings Co. Ltd.
7.70%, 02/20/25		400	402,000
7.38%, 01/13/26		200	192,438
Zhenro Properties Group Ltd.
9.15%, 03/08/22		200	206,750
9.15%, 05/06/23		200	207,312
7.88%, 04/14/24		200	198,125

			19,974,597

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	260,284

Textiles, Apparel & Luxury Goods — 0.0%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	470	88,419

Thrifts & Mortgage Finance — 0.7%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22(h)		400	386,875
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(a)		24	24,465
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(a)
3.63%, 03/01/29		152	150,670
3.88%, 03/01/31		122	120,475
Quicken Loans, Inc.(a)(h)
5.75%, 05/01/25		1,531	1,576,164
5.25%, 01/15/28		46	48,468

			2,307,117

Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)(h)		547	486,829
Delhi International Airport Ltd., 6.13%, 10/31/26		200	201,463

			688,292

Utilities — 1.2%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)		310	317,653
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)(f)		110	138
Centrais Eletricas Brasileiras SA(a)
3.63%, 02/04/25(h)		702	699,367
4.63%, 02/04/30		280	279,300
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	116,607
Electricite de France SA, (12 year EUR Swap + 3.04%), 5.00%(k)(l)		100	127,791
Genneia SA, 8.75%, 01/20/22(a)	USD	539	417,220
Inkia Energy Ltd., 5.88%, 11/09/27(a)(h)		1,000	1,044,062
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(h)		325	329,977
Orano SA, 2.75%, 03/08/28	EUR	100	115,686
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)(h)	USD	792	830,016

			4,277,817

Wireless Telecommunication Services — 2.1%
Altice France SA
2.50%, 01/15/25	EUR	341	380,815
2.13%, 02/15/25		148	163,545
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)(h)	USD	2,000	2,022,540
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(h)		350	364,360
Sprint Corp., 7.88%, 09/15/23(h)		1,343	1,542,771
T-Mobile USA, Inc., 6.50%, 01/15/26(h)		1,286	1,343,870
VEON Holdings BV, 4.00%, 04/09/25(a)(h)		388	401,580

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(a)(h)	USD	422	$429,385
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	133	154,961
VTR Comunicaciones SpA, 5.13%, 01/15/28(a)	USD	200	206,119

			7,009,946

Total Corporate Bonds — 45.3% (Cost: $160,703,430)			154,529,633

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.4%
Trandigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.40%, 12/09/25		1,335	1,259,616

Air Freight & Logistics — 0.9%
WestJet Airlines Ltd., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		2,598	2,244,883
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 02/24/25		809	792,336

			3,037,219

Airlines — 0.2%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.25%, 02/05/24		733	674,213

Banks — 0.3%
Roundpoint Mortgage Servicing Corp., Revolver, (1 mo. LIBOR + 3.37%), 3.53%, 08/27/21(d)		938	938,871

Building Products — 0.3%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.44%, 07/31/26		55	54,294
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 12/14/24		1,069	1,037,580

			1,091,874

Capital Markets — 5.6%
A10 Capital LLC, Mezzanine Term Loan, (1 mo. LIBOR + 6.50%), 7.50%, 03/31/23(d)		19,400	19,050,800

Commercial Services & Supplies(d) — 0.3%
Interface Security Systems LLC, Term Loan, (3 mo. LIBOR + 7.00%), 7.25%, 08/07/23		1,077	1,041,025
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26		77	73,674

			1,114,699

Construction & Engineering — 1.2%
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 07/24/26		112	110,880
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 04/12/25		1,974	1,934,447
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.15%, 05/23/25		309	299,970
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.14%, 11/21/24		1,757	1,736,202

			4,081,499

Diversified Financial Services — 5.1%
Colorado Plaza, Term Loan, (1 mo. LIBOR + 2.90%), 3.06%, 06/09/21(d)		5,000	4,500,000
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.00%, 02/17/23(d)		160	142,880

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Luxembourg Life Fund, Long Term Loan G, (Fixed + 9.00%), 9.00%, 08/03/27(d)	USD	6,804	$6,744,805
Opendoor GP II LLC, Term Loan, (Fixed + 10.00%), 10.00%, 01/23/26(d)		5,333	5,333,334
Spectacle Gary Holdings LLC, Term Loan B, (3 mo. LIBOR + 9.00%), 11.00%, 12/23/25		851	804,143

			17,525,162

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25		336	328,873

Energy Equipment & Services — 0.6%
Gates Global LLC, 2017 USD Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		1,891	1,860,661

Equity Real Estate Investment Trusts (REITs) — 3.2%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, (Fixed + 13.25%), 13.25%, 10/26/21(d)		17,000	11,050,000

Food Products — 2.9%
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (BBSY + 8.50%, 1.00% Floor), 9.50%, 12/17/27(d)	AUD	14,500	9,990,968

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.65%, 02/16/23	USD	2,034	2,013,107
Select Medical Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 2.78%, 03/06/25		240	233,364

			2,246,471

Hotels, Restaurants & Leisure — 2.2%
18 Fremont Street Acquisition LLC, Term Loan B, (3 mo. LIBOR + 8.00%), 9.50%, 08/09/25		2,003	1,802,618
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.89%, 02/02/26(d)		408	363,492
Caesars Resort Collection LLC, 2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.65%, 07/20/25		342	330,505
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		521	463,337
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(d)		333	318,015
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/10/24		1,247	1,246,332
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.61%, 08/14/24		1,892	1,775,512
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 07/10/25		1,177	1,172,729

			7,472,540

Industrial Conglomerates — 0.5%
Robertshaw US Holding Corp, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/28/25		1,752	1,517,736

IT Services — 0.3%
Aligned Energy LLC, Term Loan, 10/09/23(d)(o)		1,019	993,652

Media — 0.9%
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		847	820,044

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.65%, 04/15/27	USD	418	$404,398
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 08/24/26		1,515	1,168,849
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.66%, 02/06/27		58	56,643
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.65%, 05/29/26		729	706,788

			3,156,722

Oil, Gas & Consumable Fuels — 1.3%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 4.90%, 11/03/25		742	516,659
Buckeye Partners LP, 2019 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 11/01/26		1,320	1,293,958
California Resources Corp.
2017 1st Lien Term Loan, 0.00%, 12/31/22(f)(i)		1,180	424,470
2020 Junior DIP Term Loan, (1 mo. LIBOR + 9.00%), 10.00%, 01/15/21(d)		706	699,124
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%), 9.00%, 06/24/24(d)(f)(i)		919	624,920
CITGO Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		990	926,887

			4,486,018

Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 11/27/25		2,042	1,991,356
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.10%, 11/15/27		809	791,202

			2,782,558

Road & Rail — 0.1%
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 2.22%, 12/30/26		404	396,965

Software — 4.3%
Severin Acquisition LLC, 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.91%, 08/01/26(d)		15,000	14,700,000

Thrifts & Mortgage Finance — 0.5%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR + 3.00%), 3.16%, 04/24/21(d)		1,680	1,671,600

Trading Companies & Distributors — 0.2%
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 08/13/25		737	724,901

Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 6.24%, 08/07/23(d)		359	305,241

Total Floating Rate Loan Interests — 33.0% (Cost: $122,460,245)			112,458,859

Foreign Agency Obligations

Bahrain — 0.3%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(h)		844	938,950

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia — 1.1%
Colombia Government International Bond 8.13%, 05/21/24	USD	791	$956,714
4.50%, 01/28/26		1,750	1,934,297
3.88%, 04/25/27		773	834,840

			3,725,851

Dominican Republic — 0.2%
Dominican Republic International Bond 5.95%, 01/25/27(h)		494	529,969
4.88%, 09/23/32(a)		310	306,900

			836,869

Egypt — 1.2%
Egypt Government International Bond 5.58%, 02/21/23(h)		795	815,620
5.75%, 05/29/24(a)		465	475,462
7.50%, 01/31/27(h)		640	671,200
7.50%, 01/31/27(a)(h)		350	367,063
6.38%, 04/11/31(a)	EUR	264	287,957
8.50%, 01/31/47(h)	USD	1,394	1,345,210

			3,962,512

Indonesia — 0.1%
Indonesia Government International Bond, 5.35%, 02/11/49(h)		315	417,080

Panama — 0.3%
Panama Government International Bond 3.16%, 01/23/30		429	466,001
4.50%, 04/16/50		379	473,276

			939,277

Paraguay — 0.2%
Paraguay Government International Bond, 5.40%, 03/30/50(a)(h)		500	605,313

Peru — 0.1%
Peruvian Government International Bond, 5.63%, 11/18/50(h)		296	472,213

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(a)(h)		500	513,125

Sri Lanka — 0.1%
Sri Lanka Government International Bond 6.35%, 06/28/24		200	144,313
7.85%, 03/14/29(h)		263	181,223
7.55%, 03/28/30(h)		200	135,000

			460,536

Ukraine — 0.4%
Ukraine Government International Bond 7.75%, 09/01/22		129	132,612
8.99%, 02/01/24(h)		447	466,444

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond (continued) 7.75%, 09/01/25(h)	USD	369	$369,000
7.25%, 03/15/33(a)		280	256,900

			1,224,956

Total Foreign Agency Obligations — 4.1% (Cost: $14,008,211)			14,096,682

		Shares

Investment Companies

Fixed Income Funds — 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF(p)		30,000	2,517,000

Total Investment Companies — 0.7% (Cost: $2,390,729)			2,517,000

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(c) — 1.6%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.40%, 12/26/37(a)	USD	1,995	1,757,577
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)(g)		1,976	1,684,694
Seasoned Credit Risk Transfer Trust Series, Series 2018-1, Class BX, 1.53%, 05/25/57		4,487	2,075,820

			5,518,091

Commercial Mortgage-Backed Securities — 13.0%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(a)		1,629	1,318,681
BBCMS Trust, Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.27%, 12/15/31(a)(b)		1,393	1,282,937
Benchmark Mortgage Trust(a)
Series 2018-B2, Class D, 2.84%, 02/15/51(c)		3,000	2,454,027
Series 2018-B3, Class D, 3.21%, 04/10/51(c)		2,500	1,956,631
Series 2019-B9, Class XD, 2.17%, 03/15/52(c)		11,550	1,571,316
Series 2020-B16, Class D, 2.50%, 02/15/53		619	521,705
BX Commercial Mortgage Trust(a)(b)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.15%, 11/15/35		1,400	1,365,184
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.15%, 12/15/36		815	802,006
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)		2,000	1,911,231
Citigroup Commercial Mortgage Trust(a)(c)
Series 2016-P3, Class D, 2.80%, 04/15/49		1,000	614,260
Series 2019-PRM, Class F, 4.89%, 05/10/36		2,000	2,012,475
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 03/15/52(a)		1,939	1,427,172
CSMC Trust, Series 2020-NET, Class E, 3.83%, 08/15/37(a)(c)		1,500	1,478,247

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)	USD	999	$760,913
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)		575	570,769
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.85%, 07/15/32(a)(b)		400	394,313
GS Mortgage Securities Trust, Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(c)		982	995,701
JP Morgan Chase Commercial Mortgage Securities Trust(a)
Series 2015-JP1, Class E, 4.37%, 01/15/49(c)		2,031	1,417,412
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.40%, 12/15/36(b)		625	557,049
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)		857	672,455
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(c)		11,427	1,049,388
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.74%, 03/10/49(a)(c)		476	435,628
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	202,175
Morgan Stanley Capital I Trust(a)
Series 2017-H1, Class D, 2.55%, 06/15/50		1,000	728,612
Series 2018-H3, Class D, 3.00%, 07/15/51		3,000	2,154,391
Series 2018-MP, Class E, 4.42%, 07/11/40(c)		2,000	1,580,189
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.80%), 2.95%, 07/15/35(b)		1,800	1,669,860
Series 2019-H7, Class D, 3.00%, 07/15/52		1,250	978,259
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.51%, 06/15/35(a)(b)		1,705	1,604,740
Velocity Commercial Capital Loan Trust(a)
Series 2018-1, Class M5, 6.26%, 04/25/48		338	293,081
Series 2018-1, Class M6, 7.26%, 04/25/48		635	527,439
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.24%, 05/15/48(c)		2,400	2,006,660
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(c)		1,967	1,385,310
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		3,000	2,222,161
Series 2018-C45, Class D, 3.00%, 06/15/51(a)		2,100	1,547,586
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.89%, 02/15/37(a)(b)		2,200	1,827,489

			44,297,452

Total Non-Agency Mortgage-Backed Securities — 14.6% (Cost: $53,797,382)			49,815,543

Preferred Securities

Capital Trusts — 7.6%

Automobiles — 0.3%
Volkswagen International Finance NV, 3.88%(k)(l)	EUR	900	1,064,227

Banks(k)(l) — 3.3%
ABN AMRO Bank NV, 4.75%		800	940,305
AIB Group PLC, 6.25%		400	467,807
Allied Irish Banks PLC, 7.38%		200	235,090
Banco Bilbao Vizcaya Argentaria SA, Series 9, 6.50%(h)	USD	400	398,000

Security		Par (000)	Value

Banks (continued)
Banco Mercantil del Norte SA, 6.75%(a)(h)	USD	1,000	$983,125
Bank of East Asia Ltd., 5.88%		250	250,312
Bankia SA
6.00%	EUR	200	236,249
6.38%		400	479,068
BAWAG Group AG, 5.00%		800	923,759
Burgan Bank SAK, 5.75%	USD	200	197,875
CaixaBank SA, 6.75%	EUR	200	243,570
Cooperatieve Rabobank UA
4.63%		800	962,829
4.38%		400	480,118
Emirates NBD Bank PJSC, 6.13%	USD	200	208,500
Erste Group Bank AG
5.13%	EUR	800	939,699
8.88%		200	250,216
ING Groep NV, 6.75%(h)	USD	1,000	1,057,500
Intesa Sanpaolo SpA, 7.75%	EUR	500	658,510
KBC Group NV, 4.25%		1,000	1,145,286
Rizal Commercial Banking Corp., 6.50%	USD	200	199,000

			11,256,818

Chemicals — 0.1%
Solvay Finance SA, 5.43%(k)(l)	EUR	190	241,873

Diversified Financial Services(k) — 2.8%
Banco Santander SA, 6.75%(l)		400	489,321
Barclays PLC, 7.75%(h)(l)	USD	400	413,320
BNP Paribas SA(l)
6.13%	EUR	400	491,257
6.63%(h)	USD	500	529,375
7.38%		200	222,750
Credit Agricole SA, 6.88%(l)		500	538,440
Credit Suisse Group AG(a)(h)(l)
6.38%		600	641,250
6.25%		400	428,455
7.50%		900	949,779
HSBC Holdings PLC, 6.25%(h)(l)		1,400	1,408,750
Societe Generale SA, 7.38%(h)		800	823,000
UBS Group AG, 7.00%(h)(l)		1,400	1,555,750
UniCredit SpA(l)
6.75%	EUR	200	234,675
6.63%		700	812,403

			9,538,525

Diversified Telecommunication Services(k)(l) — 0.3%
Telefonica Europe BV
4.38%		200	246,908
3.88%		600	718,105

			965,013

Electric Utilities(l) — 0.2%
Naturgy Finance BV, 4.13%(k)		200	242,697
RWE AG, 2.75%, 04/21/75		200	234,490

			477,187

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	119,004

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance(l) — 0.4%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(h)	USD	800	$888,790
KDB Life Insurance Co. Ltd., 7.50%(k)		500	478,750

			1,367,540

Oil, Gas & Consumable Fuels — 0.0%
BP Capital Markets PLC, 3.25%(k)(l)	EUR	100	120,395

Utilities — 0.1%
Electricite de France SA, 5.38%(k)(l)		300	385,741

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 3.10%, 01/03/79(l)		200	238,301

Total Capital Trusts — 7.6%			25,774,624

		Shares

Preferred Stocks — 0.1%

Wireless Telecommunication Services — 0.1%
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(a)(m)		295	317,355

Total Preferred Securities — 7.7% (Cost: $25,273,182)			26,091,979

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.5%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.30%, 07/25/30(b)	USD	2,000	1,779,653

Commercial Mortgage-Backed Securities — 0.5%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(c)		1,500	1,577,010

Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $3,376,571)			3,356,663

Total Long-Term Investments — 125.3% (Cost: $453,525,797)			427,159,786

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.02%(p)(q)	6,520,422	$6,520,422

Total Short-Term Securities — 1.9% (Cost: $6,520,422)		6,520,422

Options Purchased — 0.0% (Cost: $33,793)		6,398

Total Investments — 127.2% (Cost: $460,080,012)		433,686,606

Liabilities in Excess of Other Assets — (27.2)%		(92,752,561)

Net Assets — 100.0%		$340,934,045

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Amount is less than 500.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Perpetual security with no stated maturity date.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	Convertible security.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$9,307,423	$—	$(2,787,001	)(a)	$—	$—	$6,520,422	6,520,422	$38,180	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	15,921,059	(14,189,356)		659,026	126,271	2,517,000	30,000	45,889	—

					$659,026	$126,271	$9,037,422		$84,069	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	1.10	%(b)	02/06/20	Open		$171,250	$172,742	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	02/06/20	Open		158,750	160,133	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	02/06/20	Open		170,750	172,238	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	02/06/20	Open		885,170	892,883	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	(b)	02/06/20	Open		177,750	179,368	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	02/06/20	Open		180,075	181,763	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	02/06/20	Open		172,250	173,864	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/14/20	Open		1,129,375	1,138,355	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/21/20	Open		90,746	91,547	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/02/20	Open		354,375	355,707	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	03/03/20	Open		1,141,650	1,150,870	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	03/03/20	Open		782,087	788,027	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	03/26/20	Open		426,750	428,979	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	03/26/20	Open		390,915	393,266	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	04/15/20	Open		235,625	236,175	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		541,600	544,127	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		234,375	235,469	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		258,395	259,601	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		829,312	833,182	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	04/15/20	Open		165,750	166,601	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	04/15/20	Open		362,713	364,575	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	04/15/20	Open		150,500	151,273	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	04/15/20	Open		172,250	173,134	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	(b)	04/15/20	Open		172,000	172,923	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	(b)	04/15/20	Open		653,887	657,397	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	04/15/20	Open		757,500	761,742	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	04/15/20	Open		700,613	704,537	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	04/15/20	Open		167,250	168,187	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	04/15/20	Open		174,500	175,477	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	04/15/20	Open		544,552	547,602	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open		369,761	371,918	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open		635,456	639,162	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open		831,250	836,099	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open		82,875	83,358	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.45	(b)	04/15/20	Open		722,675	727,565	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	04/22/20	Open		286,563	287,524	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/22/20	Open		642,160	645,750	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/27/20	Open		279,518	281,032	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	05/12/20	Open		402,500	404,457	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	05/29/20	Open		444,975	446,597	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	07/08/20	Open		286,342	287,018	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	07/14/20	Open		1,106,235	1,108,298	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/20	Open		629,100	630,647	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/21/20	Open		164,839	165,218	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	07/22/20	Open		442,688	443,634	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	07/28/20	Open		824,617	826,084	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		897,487	898,823	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		92,558	92,695	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	07/29/20	Open		924,000	925,617	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	(b)	07/29/20	Open		711,984	713,853	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	08/20/20	Open		384,920	385,302	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	08/21/20	Open		1,646,060	1,647,653	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	08/31/20	Open		502,487	502,855	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	09/09/20	Open		768,169	768,393	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		688,000	688,273	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		853,597	853,936	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		580,500	580,730	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		488,813	489,006	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		2,203,766	2,204,640	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		1,007,500	1,007,900	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/09/20	Open		472,806	472,999	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		396,153	396,302	Corporate Bonds	Open/Demand

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas S.A.	0.70	%(b)	09/10/20	Open		$484,195	$484,383	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		832,299	832,646	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		522,235	522,453	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		1,378,260	1,378,834	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		483,125	483,326	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/14/20	Open		443,754	443,921	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	09/14/20	Open		465,803	466,041	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	09/21/20	Open		1,003,702	1,003,878	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		772,875	773,030	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		334,500	334,567	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		1,210,917	1,211,160	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		1,130,876	1,131,102	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,230,524	1,230,785	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		581,491	581,615	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		665,040	665,181	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		105,875	105,898	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		174,484	174,521	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		552,335	552,452	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		223,943	223,990	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,260,630	1,260,898	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,177,875	1,178,125	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		974,012	974,219	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		22,579	22,584	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		38,755	38,763	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		22,748	22,752	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		40,020	40,029	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,082,287	1,082,518	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		43,350	43,359	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		157,548	157,581	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		898,170	898,361	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		583,942	584,067	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		38,123	38,131	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		67,446	67,461	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		57,173	57,185	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		436,194	436,286	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,166,182	1,166,430	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		220,913	220,959	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		58,888	58,900	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		152,719	152,751	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		37,894	37,902	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		625,312	625,430	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.15	(b)	09/23/20	Open		148,500	148,496	Corporate Bond	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/23/20	Open		1,188,250	1,188,366	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,275,982	1,276,181	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,237,451	1,237,644	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		41,275	41,281	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		536,250	536,333	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		385,600	385,660	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		160,000	160,025	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		483,750	483,825	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		357,500	357,556	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		886,250	886,388	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,022,897	1,023,057	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,162,247	1,162,428	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		613,887	613,983	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		736,797	736,912	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,296,750	1,296,952	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		236,250	236,287	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,202,880	1,203,067	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,211,674	1,211,862	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		528,750	528,832	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		828,750	828,879	Corporate Bonds	Open/Demand

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	0.80	%(b)	09/23/20	Open		$1,103,177	$1,103,349	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		699,930	700,039	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/24/20	Open		481,965	482,007	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/24/20	Open		437,320	437,358	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/24/20	Open		1,099,587	1,099,726	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/24/20	Open		827,719	827,828	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open		333,500	333,522	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open		34,750	34,752	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/25/20	Open		161,745	161,756	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/25/20	Open		176,500	176,513	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		256,979	256,993	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		368,600	368,620	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		831,071	831,118	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		1,247,269	1,247,339	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		306,313	306,330	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		650,702	650,739	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		543,000	543,031	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		389,500	389,523	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		419,393	419,417	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		455,625	455,652	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		441,169	441,194	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		417,020	417,044	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open		317,000	317,020	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		143,000	143,010	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		438,750	438,762	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		385,633	385,643	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		422,154	422,165	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		381,840	381,851	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		412,376	412,388	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		303,000	303,011	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		606,320	606,342	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		452,628	452,644	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		409,950	409,965	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open		314,125	314,139	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		1,855,000	1,855,046	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		805,450	805,479	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		432,540	432,556	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		325,163	325,174	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		405,375	405,390	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		692,250	692,275	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		346,000	346,013	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,831,044	1,831,110	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,845,000	1,845,067	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		517,500	517,519	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,105,437	1,105,477	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,191,125	1,191,168	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,870,000	1,870,068	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,223,307	1,223,352	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		420,480	420,496	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		344,366	344,380	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		281,423	281,433	Corporate Bonds	Open/Demand

						$102,184,822	$102,316,363

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	48	12/21/20	$6,698	$14,669
10-Year U.S. Ultra Note	7	12/21/20	1,119	(2,384)
U.S. Long Treasury Bond	13	12/21/20	2,292	(5,206)
U.S. Ultra Treasury Bond	106	12/21/20	23,512	7,743

				14,822

Short Contracts
5-Year U.S. Treasury Note	229	12/31/20	28,861	(37,327)

				$(22,505)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	33,952,058	USD	39,744,245	Deutsche Bank AG	10/05/20	$65,311
EUR	1,056,000	USD	1,236,576	UBS AG	10/05/20	1,608
GBP	153,000	USD	196,590	HSBC Bank USA N.A.	10/05/20	836
GBP	1,628,073	USD	2,092,748	Morgan Stanley & Co. International PLC	10/05/20	8,063
USD	40,395,310	EUR	33,952,058	Deutsche Bank AG	10/05/20	585,754
USD	766,771	EUR	640,675	JPMorgan Chase Bank N.A.	10/05/20	15,565
USD	93,394	EUR	79,000	State Street Bank and Trust Co.	10/05/20	765
USD	111,490	EUR	94,000	UBS AG	10/05/20	1,273
USD	1,553,280	EUR	1,299,000	UBS AG	10/05/20	30,174
USD	346,057	GBP	260,000	Citibank N.A.	10/05/20	10,562
USD	2,159,978	GBP	1,628,073	Morgan Stanley & Co. International PLC	10/05/20	59,167
EUR	9,629,060	USD	11,276,974	Morgan Stanley & Co. International PLC	11/04/20	20,305
USD	1,240,510	EUR	1,056,000	BNP Paribas S.A.	11/04/20	1,559
HKD	630,000	USD	81,253	Morgan Stanley & Co. International PLC	12/16/20	16
USD	10,499,571	AUD	14,427,500	Morgan Stanley & Co. International PLC	12/16/20	163,801
USD	314,117	EUR	264,000	UBS AG	12/16/20	4,069

						968,828

EUR	1,056,000	USD	1,239,739	BNP Paribas S.A.	10/05/20	(1,555)
EUR	9,629,060	USD	11,447,448	Morgan Stanley & Co. International PLC	10/05/20	(157,158)
USD	11,269,984	EUR	9,629,060	Morgan Stanley & Co. International PLC	10/05/20	(20,307)
EUR	434,916	USD	510,355	Morgan Stanley & Co. International PLC	11/04/20	(90)
USD	39,768,725	EUR	33,952,058	Deutsche Bank AG	11/04/20	(65,474)
USD	1,237,342	EUR	1,056,000	UBS AG	11/04/20	(1,609)
USD	196,621	GBP	153,000	HSBC Bank USA N.A.	11/04/20	(837)
USD	2,093,075	GBP	1,628,073	Morgan Stanley & Co. International PLC	11/04/20	(8,068)
USD	737,437	HKD	5,718,345	Bank of America N.A.	12/16/20	(216)

						(255,314)

						$713,514

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	11/03/20	CAD	1.36	USD	2,250	$4,246
USD Currency	JPMorgan Chase Bank N.A.	11/03/20	CNH	7.05	USD	1,760	2,152

							$6,398

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	C+	USD 10,875		$478,434	$451,115	$27,319
CDX.NA.HY.32.V1	5.00	Quarterly	06/20/24	CCC-	USD 9,025		448,612	433,728	14,884
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	B-	USD 13,892		702,072	(51,213)	753,285

							$1,629,118	$833,630	$795,488

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	70	$(1,419)	$1,831	$(3,250)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD 790		$6,053	$(45,454)	$51,507
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR 25		(4,799)	(4,279)	(520)
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR 55		(10,524)	(9,413)	(1,111)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	NR	USD 10,000		(2,627,299)	(1,243,531)	(1,383,768)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD 10,000		(2,627,298)	(1,084,563)	(1,542,735)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD 15,000		(3,940,948)	(1,087,634)	(2,853,314)

								$(9,204,815)	$(3,474,874)	$(5,729,941)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

16

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$62,150,727	$1,472,760	$63,623,487
Common Stocks
Energy Equipment & Services	—	—	15,533	15,533
Equity Real Estate Investment Trusts (REITs)	31,800	—	—	31,800
Hotels, Restaurants & Leisure	388,776	—	—	388,776
Oil, Gas & Consumable Fuels	—	233,831	—	233,831
Corporate Bonds
Aerospace & Defense	—	4,312,254	—	4,312,254
Airlines	—	741,952	524,966	1,266,918
Auto Components	—	556,453	—	556,453
Automobiles	—	754,794	—	754,794
Banks	—	854,167	—	854,167
Beverages	—	2,768,331	—	2,768,331
Building Materials	—	427,853	—	427,853
Capital Markets	—	553,807	—	553,807
Chemicals	—	5,199,285	—	5,199,285
Commercial Services & Supplies	—	3,675,263	—	3,675,263
Construction & Engineering	—	109,934	—	109,934
Construction Materials	—	815,984	—	815,984
Consumer Discretionary	—	674,667	—	674,667
Consumer Finance	—	705,011	—	705,011
Containers & Packaging	—	1,906,956	—	1,906,956
Diversified Financial Services	—	3,901,157	—	3,901,157
Diversified Telecommunication Services	—	5,042,973	—	5,042,973
Education	—	204,500	—	204,500
Electric Utilities	—	4,265,714	—	4,265,714
Electrical Equipment	—	48,375	—	48,375
Energy Equipment & Services	—	1,099,363	193,260	1,292,623
Equity Real Estate Investment Trusts (REITs)	—	4,819,664	—	4,819,664
Food & Staples Retailing	—	2,100,848	—	2,100,848
Food Products	—	2,347,030	—	2,347,030
Health Care Providers & Services	—	5,739,738	—	5,739,738
Hotels, Restaurants & Leisure	—	9,152,703	—	9,152,703
Household Durables	—	12,536,060	—	12,536,060
Household Products	—	90,224	—	90,224
Independent Power and Renewable Electricity Producers	—	5,225,043	—	5,225,043
Insurance	—	2,241,558	—	2,241,558
Interactive Media & Services	—	823,981	—	823,981
Internet Software & Services	—	458,810	—	458,810
Machinery	—	859,687	—	859,687
Media	—	7,016,273	—	7,016,273
Metals & Mining	—	6,100,119	—	6,100,119
Multiline Retail	—	239,876	—	239,876
Oil, Gas & Consumable Fuels	—	18,613,377	678,739	19,292,116
Pharmaceuticals	—	1,421,518	—	1,421,518
Producer Durables: Miscellaneous	—	120,894	—	120,894
Real Estate Management & Development	1,328,444	18,646,153	—	19,974,597
Road & Rail	—	260,284	—	260,284
Textiles, Apparel & Luxury Goods	—	88,419	—	88,419
Thrifts & Mortgage Finance	—	2,307,117	—	2,307,117
Transportation Infrastructure	—	688,292	—	688,292
Utilities	—	4,277,817	—	4,277,817
Wireless Telecommunication Services	—	7,009,946	—	7,009,946
Floating Rate Loan Interests	—	33,916,458	78,542,401	112,458,859
Foreign Agency Obligations	—	14,096,682	—	14,096,682

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Investment Companies	$2,517,000	$—	$—	$2,517,000
Non-Agency Mortgage-Backed Securities	—	49,815,543	—	49,815,543
Preferred Securities
Capital Trusts	—	25,774,624	—	25,774,624
Preferred Stocks	—	317,355	—	317,355
U.S. Government Sponsored Agency Securities	—	3,356,663	—	3,356,663
Short-Term Securities
Money Market Funds	6,520,422	—	—	6,520,422
Options Purchased
Foreign Currency Exchange Contracts	—	6,398	—	6,398
Unfunded Floating Rate Loan Interests	—	—	—	—
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,726)	—	(1,726)

	$10,786,442	$341,470,779	$81,427,659	$433,684,880

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$795,488	$51,507	$846,995
Foreign Currency Exchange Contracts	—	968,828	—	968,828
Interest Rate Contracts	22,412	—	—	22,412
Liabilities
Credit Contracts	—	(5,781,448)	(3,250)	(5,784,698)
Foreign Currency Exchange Contracts	—	(255,314)	—	(255,314)
Interest Rate Contracts	(44,917)	—	—	(44,917)

	$(22,505)	$(4,272,446)	$48,257	$(4,246,694)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $102,316,363 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2019	$3,938,928	$130,179	$718,193	$88,031,644	$161,138	$92,980,082
Transfers into Level 3	1,195,684	—	1,151,100	1,022,642	—	3,369,426
Transfers out of Level 3(a)	(965,078)	—	—	(2,519,334)	—	(3,484,412)
Accrued discounts/premiums	920	—	10,298	58,078	—	69,296
Net realized gain (loss)	70,258	—	(376,633)	35,367	—	(271,008)
Net change in unrealized appreciation (depreciation)(b)	(740,386)	35,200	(218,275)	(7,611,156)	(57,247)	(8,591,864)
Purchases	—	5,332	201,400	14,651,095	—	14,857,827
Sales	(2,027,566)	(155,178)	(89,118)	(15,125,935)	(103,891)	(17,501,688)

Closing balance, as of September 30, 2020	$1,472,760	$15,533	$1,396,965	$78,542,401	$—	$81,427,659

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(b)	$(682,809)	$10,201	$(218,275)	$(7,553,340)	$—	$(8,444,223)

(a)

As of December 31, 2019, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

	Credit Contracts Assets	Credit Contracts Liabilities	Total
Opening Balance as of December 31, 2019	$59,578	$—	$59,578
Transfers in Level 3	—	—	—

18

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

	Credit Contracts Assets	Credit Contracts Liabilities	Total
Transfers out of Level 3	$—	$—	$—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(8,071)	601	(7,470)
Purchases	—	(3,851)	(3,851)
Issues	—	—	—
Sales	—	—	—

Closing Balance, as of September 30, 2020	$51,507	$(3,250)	$48,257

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(a)	$(8,071)	$601	$(7,470)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2020 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $26,461,626. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobserable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset-Backed Securities	$551,396	Income	Discount Rate	17%		—
Corporate Bonds	1,203,705	Income	Discount Rate	10% - 21%		18%
Floating Rate Loan Interests(b) (c)	53,210,932	Income	Discount Rate	9% - 13%		10%
		Market	Estimated Recovery Value	—		—

	$54,966,033

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2020, the valuation technique for investments classified as Floating Rate Interests amounting to $9,990,968 changed to income approach. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end September 30, 2020, the valuation technique for investments classified as Floating Rate Interests amounting to $11,050,000 changed to estimated recovery value. The investments were previously valued utilizing income approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation		Portfolio Abbreviation (continued)

AUD	Australian Dollar	PIK	Payment-in-Kind

CAD	Canadian Dollar	PJSC	Public Joint Stock Company

CNH	Chinese Yuan	SAB	Special Assessment Bonds

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

SCHEDULE OF INVESTMENTS	19